Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

On October 3, 2014, in connection with its bridge financing strategy, the Company issued a 12% note in the amount of $50,000 to a third party which has the same terms as the 12% note issued on September 9, 2014 (see Note 4).

On October 20, 2014 the Company issued an 8% convertible note to an institutional investor in the amount of $46,500 with a term of one (1) year.

NOTE 9 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through April 15, which is the date that the financial statements were approved and available to be issued, and has identified the following reportable events:

In January 2014, the Company repaid a non-interest bearing loan of $16,000 to Conic Systems.

On January 20,  2014, the Company obtained a non-interest bearing loan from the CEO amounting to $115,000.  The loan has a May 30, 2014 maturity date.

In January 2014, the Company obtained a non-interest bearing loan from a Director amounting to $10,000.  The loan has a 6 month stated maturity date.

In  April 2014, the Company issued a note to a Director amounting to $25,000.  The note is subject to annual interest of 12.5% and a minimum interest of $1,562.  The note shall be paid at the earlier of the Company’s receipt of $50,000 in debt or equity funding or 365 days.

On April 29, 2014, the Company entered into a share exchange agreement with LipidViro tech, Inc. ("LipidViro"), the principal shareholders of the Company and the shareholders of LipidViro.  Pursuant to the terms of the Exchange Agreement, the principal shareholders of the Company transferred to LipidViro all of the shares by such shareholders in exchange for the issuance of 23,125,001 shares of LipidViro's common stock.  The transaction is accounted for as a reverse acquisition and the Company is considered the accounting acquirer for financial reporting purposes. In connection with the share exchange agreement, LipidViro issued a 12% convertible note which has a term of 1 year and a conversion price of $0.30. Beginning on September 29, 2014 and on each of the following 6 successive months thereafter, LipidViro is obligated to pay 1/6th of the face amount of the note and accrued interest.